Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Promissory Notes Payable [Member]
Debt Disclosure [Text Block]
6.	Promissory Notes

	March 31,	December 31,
	2017	2016
Year of issuance:
(a) 2016 (due November 2016)	$10,000	$10,000
(b) 2017 (due May 2017)	100,000	-
Accrued interest	15,433	251
Promissory notes payable, net	$125,433	$10,251

(a) In 2016, the Company issued $170,000 of promissory notes to various outside investors, with simple interest rates ranging from 4% - 9% and a weighted average term at issuance of approximately three months. As of March 31, 2017 and December 31, 2016, a $10,000 note remained outstanding and was past due, and $350 and $251 of accrued interest is recorded as of March 31, 2017 and December 31, 2016.

(b) In January 2017, the Company issued a $100,000 unsecured promissory note to an outside investor, with a term of 120 days and a fixed interest charge consisting of 6% of the principal in cash plus 6% of the principal in shares of common stock at a price of $0.75 per share, or 8,000 shares. Because the interest charge is fixed and due in full at any repayment date regardless of the stated maturity date, the Company recorded accrued interest of $13,040, representing the total fair value of the charge, at the inception of the note.

6.	Promissory Notes

	December 31,
	2016	2015
Year of issuance:
2015 (due June 2016)	$-	$100,000
2016 (due November 2016)	10,000	-
Accrued interest	251	425
Total principal and interest	10,251	100,425
Debt discount – unamortized balance	-	(36,018)

2016 Issuances

In 2016, the Company issued $170,000 of promissory notes to various outside investors, with simple interest rates ranging from 4% - 9% and a weighted average term at issuance of approximately three months. The holders received 187,500 warrants to purchase shares of the Company’s common stock at a price per share of between $0.25 and $0.50 with three year terms. The Company recognized a debt discount at the dates of issuance in the aggregate amount of $87,627 related to the relative fair value of the warrants. The aggregate fair value of the warrants of $183,753 was based on a Black-Scholes option-pricing model with a stock price of $1.00, volatility of 111 - 116%, and risk-free interest rates of 0.91 – 1.06%. In addition, in August of 2016, the Company issued a $50,000 promissory note to an investor with simple interest of 8% and a term at issuance of two months. The holder received 50,000 warrants to purchase shares of the Company’s common stock at a price per share of $0.25 with three year terms. The Company recognized a debt discount at the date of issuance in the aggregate amount of $24,726 related to the fair value of the warrants. The aggregate fair value of the warrants of $48,917 was based on a Black-Scholes option-pricing model with a stock price of $1.00, volatility of 122%, and a risk-free interest rate of 0.87%. Of the total $220,000 of these notes, $210,000 has been repaid or converted to common stock in 2016, as follows:

In June of 2016, $100,000 of the promissory notes was repaid to an outside investor. In December 2016, $110,000 in principal plus $5,462 in accrued interest was converted into 115,462 shares of preferred stock with a fair value of $169,344, resulting in a cost of extinguishment of $53,882. Upon conversion, the remaining unamortized debt discount was charged to interest expense. The remaining $10,000 note is currently outstanding and past due, and $251 of accrued interest is recorded as of December 31, 2016.

2015 and Prior Issuances

In November 2015, the Company issued a $100,000 promissory note to an outside investor with a term of six months. The holder received 100,000 warrants to purchase shares of the Company’s common stock at a price per share of $0.25 and a term of three years. The Company recognized a debt discount at the date of issuance in the aggregate amount of $49,339 related to the fair value of the warrants. The aggregate fair value of the warrants of $97,392 was based on a Black-Scholes option-pricing model with a stock price of $1.14, volatility of 101%, and a risk-free interest rate of 1.24%. During the year ended December 31, 2015, debt discount of $13,321 was amortized to interest expense. On December 31, 2016, the promissory note for $100,000 plus accrued interest of $8,836 was converted into 108,836 shares of preferred stock with a fair value of $159,626, resulting in a cost of extinguishment of $50,790. The remaining of unamortized debt discount was charged to interest expense.

As of December 31, 2014, the Company had outstanding promissory notes of $235,000, accrued interest of $18,158, and unamortized debt discount of $108,049. In August 2015, the Company issued 441,358 shares of its common stock valued at $503,149 upon the conversion of $260,900 of outstanding principal and interest. Upon conversion, the remaining unamortized debt discount was charged to interest expense. The Company recognized a loss on settlement of promissory notes of $242,249.